AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)
January 31, 2021
	Shares	Fair Value
Equity Funds - 99.90%
Developed International - 20.38%
Davis Select International ETF	450,000	$ 10,692,000
iShares MSCI International Momentum Factor ETF +	305,000	11,367,350
Schwab Fundamental International Large Company Index ETF	425,000	12,499,250
		34,558,600
Emerging Markets - 16.98%
Invesco FTSE RAFI Emerging Markets ETF	444,000	9,466,080
iShares MSCI All Country Asia ex Japan ETF +	121,000	11,315,920
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	120,000	3,344,232
SPDR S&P Emerging Asia Pacific ETF +	35,000	4,661,300
		28,787,532
Global - 7.57%
Cambria Global Value ETF ^	343,000	7,179,024
iShares Global Clean Energy ETF +	190,000	5,662,000
		12,841,024
Large-Cap Core - 10.66%
Pacer Salt High truBeta US Mar ^	96,000	3,487,133
VanEck Vectors Morningstar Wide Moat ETF	237,000	14,589,720
		18,076,853
Large-Cap Growth - 16.26%
Fidelity Momentum Factor ETF	126,000	5,681,340
First Trust Cloud Computing ETF +	35,000	3,458,350
iShares PHLX Semiconductor ETF +	25,500	9,981,210
VanEck Vectors Retail ETF +	54,000	8,439,660
		27,560,560
Large-Cap Value - 14.40%
Fidelity Value Factor ETF +	148,000	6,008,800
iShares U.S. Financial Services ETF +	52,000	7,558,720
John Hancock Multi-Factor Financials ETF ^	95,000	3,837,924
Vanguard U.S. Value Factor +	87,000	7,009,590
		24,415,034
Small/Mid-Cap Core - 0.69%
John Hancock Multi-Factor Materials ETF	30,000	1,172,238

Small/Mid Cap-Growth - 10.93%
ARK Genomic Revolution ETF +	60,000	6,115,800
ARK Innovation ETF	49,000	6,734,560
Invesco Dynamic Leisure and Entertainment ETF	36,000	1,496,880
SPDR S&P Transportation ETF	60,000	4,191,108
		18,538,348
Small/Mid-Cap Value - 2.03%
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	55,000	3,442,516

Total Equity Funds (cost $108,465,539)		169,392,705

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)
January 31, 2021
	Shares	Fair Value
Collateral for Securities Loaned - 27.82%
Dreyfus Government Cash Management Institutional Class, 0.03%*	47,177,410	$ 47,177,410
Total Collateral for Securities Loaned (cost $47,177,410)		47,177,410

Total Investments (cost $155,642,949) - 127.72%		$ 216,570,115
Liabilities in Excess of Other Assets - Net - (27.72)%		(47,003,291)
NET ASSETS - 100.00%		$ 169,566,824

+ All or a portion of this security is on loan. Total loaned securities had a value of $49,593,350 at January 31, 2021. The loaned securities were secured with cash collateral of $47,177,410 and non-cash collateral of $3,455,465. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral..
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2021.
^ Affiliated issuer due to ownership.

ETF - Exchange Traded Fund
FTSE - Financial Times and Stock Exchange
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
PIMCO - Pacific Investment Management Company
RAFI - Research Affiliates Fundamental Indexation
SPDR - Standard & Poor's Depositary Receipts
S&P - Standard & Poor

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)
January 31, 2021
	Shares	Fair Value
Equity Funds - 99.94%
Commodities - 4.84%
Invesco DB Commodity Index Tracking Fund *	1,360,000	$ 20,658,400

Developed International - 7.41%
Alpha Architect International Quantitative Value ETF +	110,000	3,010,700
Goldman Sachs ActiveBeta Europe Equity ETF ^	135,000	4,406,792
Invesco FTSE RAFI Developed Markets ex-US ETF	313,000	13,305,630
iShares MSCI United Kingdom ETF +	375,000	10,957,500
		31,680,622
Emerging Markets - 35.89%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF +	609,000	23,757,090
Invesco FTSE RAFI Emerging Markets ETF	2,060,000	43,919,200
iShares MSCI Russia ETF	165,500	6,007,650
iShares MSCI Taiwan ETF +	72,600	4,017,684
iShares MSCI Turkey ETF +	70,000	1,866,200
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	600,000	16,721,160
SPDR S&P Emerging Asia Pacific ETF	192,000	25,570,560
WisdomTree Emerging Markets High Dividend Fund +	645,000	26,193,450
WisdomTree Emerging Markets Quality Dividend Growth Fund ^	185,500	5,362,805
		153,415,799
Global - 13.65%
Davis Select Worldwide ETF	375,000	11,793,750
FlexShares Global Upstream Natural Resources Index Fund +	430,000	14,194,300
iShares Exponential Technologies ETF	377,000	21,982,870
iShares Global Healthcare ETF	135,000	10,372,050
		58,342,970
Large-Cap Core - 11.42%
Davis Select Financial ETF +^	1,275,000	29,998,200
John Hancock Multi-Factor Health Care ETF ^	250,000	11,015,000
John Hancock Multi-Factor Industrials ETF ^	180,000	7,799,706
		48,812,906
Large-Cap Value - 10.82%
DBX ETF Trust - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF ^	150,000	5,023,500
Direxion Russell 1000 Value Over Growth ETF ^	175,000	8,514,887
Fidelity Value Factor ETF ^	741,000	30,084,600
John Hancock Multi-Factor Financials ETF ^	65,000	2,625,948
		46,248,935
Small/Mid-Cap Core - 5.98%
Schwab Fundamental U.S. Small Company Index ETF	574,000	25,548,740

Small/Mid-Cap Growth - 5.67%
SPDR S&P Kensho New Economies Composite ETF	375,000	24,213,750

Small/Mid-Cap Value - 4.26%
First Trust Financial AlphaDEX Fund +	521,000	18,203,740

Total Equity Funds (cost $312,662,398)		427,125,862

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)
January 31, 2021
	Shares	Fair Value
Money Market Fund - 0.24%
Short-Term Cash - 0.24%
Federated Hermes Government Obligations Fund Institutional Class, 0.01%*	1,038,654	$ 1,038,654
Total Money Market Fund (cost $1,038,654)		1,038,654

Collateral for Securities Loaned - 6.60%
Dreyfus Government Cash Management Institutional Class, 0.03%*	28,224,870	28,224,870
Total Collateral for Securities Loaned (cost $28,224,870)		28,224,870

Total Investments (cost $341,925,922) - 106.78%		$ 456,389,386
Liabilities in Excess of Other Assets - Net - (6.78)%		(28,964,106)
NET ASSETS - 100.00%		$ 427,425,280

+ All or a portion of this security is on loan. Total loaned securities had a value of $37,225,957 at January 31, 2021. The loaned securities were secured with cash collateral of $28,224,870 and non-cash collateral of $9,847,502. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2021.
^ Affiliated issuer due to 5% ownership.

DB - Deutsche Bank
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
PIMCO - Pacific Investment Management Company
RAFI - Research Affiliates Fundamental Indexation
SPDR - Standard & Poor's Depositary Receipts
S&P - Standard & Poor

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Growth and Income Fund (Unaudited)
January 31, 2021
	Shares	Fair Value
Bond Funds - 45.95%
High Yield Bonds - 3.32%
First Trust ETF IV First Trust Tactical High Yield ETF +	24,150	$ 1,176,588
SPDR Blackstone / GSO Senior Loan ETF	210,000	9,639,000
VanEck Vectors High Yield Muni ETF +	20,000	1,256,000
		12,071,588
Intermediate/Long-Term Bonds - 26.50%
Fidelity Total Bond ETF	664,963	35,775,009
First Trust TCW Opportunistic Fixed Income ETF	380,000	20,668,200
iShares TIPS Bond ETF	12,300	1,574,277
PIMCO Active Bond ETF	117,500	13,229,325
Schwab US TIPS ETF	170,381	10,607,921
SPDR Doubleline Total Return Tactical ETF +	296,922	14,623,408
		96,478,140
International Bond - 1.25%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	140,000	4,571,000

Short-Term Bonds - 14.88%
Janus Henderson Short Duration Income ETF	323,234	16,310,388
PIMCO Enhanced Short Maturity Active ETF	216,257	22,084,165
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	35,000	1,073,100
Vanguard Short-Term Inflation-Protected Securities ETF +	286,000	14,683,240
		54,150,893

Total Bond Funds (cost $158,919,034)		167,271,621

Equity Funds - 49.11%
Alternative - 1.34%
IQ Merger Arbitrage ETF	146,874	4,868,873

Commodities - 6.73%
Invesco DB Commodity Index Tracking Fund +*	155,000	2,354,450
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,100,000	17,325,000
iShares Gold Trust *	275,000	4,826,250
		24,505,700
Developed International - 6.15%
JPMorgan BetaBuilders Europe ETF +	160,000	4,144,000
Schwab Fundamental International Large Company Index ETF	620,000	18,234,200
		22,378,200
Emerging Markets - 9.74%
Invesco FTSE RAFI Emerging Markets ETF	232,800	4,963,296
iShares Core MSCI Emerging Markets ETF +	175,200	11,183,016
Schwab Fundamental Emerging Markets Large Company Index ETF	530,000	15,014,900
Xtrackers Harvest CSI 300 China A-Shares ETF +	103,500	4,278,690
		35,439,902
Global - 5.94%
Davis Select Worldwide ETF +	100,000	3,145,000
iShares Exponential Technologies ETF +	250,772	14,622,515
iShares Global Healthcare ETF +	50,000	3,841,500
		21,609,015
Large-Cap Core - 2.96%
Davis Select US Equity ETF +	160,176	4,725,192
John Hancock Multi-Factor Industrials ETF	30,000	1,299,951
VanEck Vectors Pharmaceutical ETF	70,000	4,769,800
		10,794,943

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)
January 31, 2021
	Shares	Fair Value
Large-Cap Value - 13.40%
Financial Select Sector SPDR Fund	130,607	$ 3,781,073
iShares MSCI USA Value Factor ETF +	385,200	34,583,256
John Hancock Multi-Factor Financials ETF ^	60,000	2,423,952
SPDR S&P Global Natural Resources ETF	177,500	8,001,700
		48,789,981
Small/Mid-Cap Core - 2.85%
John Hancock Multi-Factor Small Cap ETF	235,000	7,360,200
SPDR S&P Aerospace & Defense ETF +	27,000	3,017,790
		10,377,990

Total Equity Funds (cost $136,832,345)		178,764,604

Money Market Fund - 4.35%
Short-Term Cash - 4.35%
Federated Hermes Government Obligations Fund Institutional Class, 0.01%**	15,819,958	15,819,958
Total Money Market Fund (cost $15,819,958)		15,819,958

Collateral for Securities Loaned - 7.35%
Dreyfus Government Cash Management Institutional Class, 0.03%**	26,735,582	26,735,582
Total Collateral for Securities Loaned (cost $26,735,582)		26,735,582

Total Investments (cost $338,306,919) - 106.76%		$ 388,591,765
Liabilities in Excess of Other Assets - Net - (6.76)%		(24,597,748)
NET ASSETS - 100.00%		$ 363,994,017

+ All or a portion of this security is on loan. Total loaned securities had a value of $26,914,918 at January 31, 2021. The loaned securities were secured with cash collateral of $26,735,582 and non-cash collateral of $768,231. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2021.
^ Affiliated issuer due to 5% ownership.

DB - Deutsche Bank
EM - Emerging Markets
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
PIMCO - Pacific Investment Management Company
RAFI - Research Affiliates Fundamental Indexation
SPDR - Standard & Poor's Depositary Receipts
S&P - Standard & Poor
TIPS - Treasury Inflation-Protected Securities

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Flexible Income Fund (Unaudited)
January 31, 2021
	Shares	Fair Value
Bond Funds - 92.10%
High Yield Bonds - 14.94%
iShares 0-5 Year High Yield Corporate Bond ETF	123,500	$ 5,603,195
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	20,145	1,971,994
SPDR Blackstone / GSO Senior Loan ETF	357,439	16,406,450
VanEck Vectors High Yield Muni ETF +	39,700	2,493,160
Xtrackers USD High Yield Corporate Bond ETF +	36,800	1,836,320
		28,311,119
Intermediate/Long-Term Bonds - 41.61%
iShares 3-7 Year Treasury Bond ETF	63,900	8,473,779
iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF	55,860	3,423,659
Janus Henderson Mortgage-Backed Securities ETF	73,200	3,922,056
Nuveen Enhanced Yield US Aggregate Bond ETF +	124,400	3,177,176
PIMCO Active Bond ETF +	166,909	18,792,284
Quadratic Interest Rate Volatility and Inflation ETF +	614,500	17,482,525
SPDR Doubleline Total Return Tactical ETF +	100,689	4,958,933
Vanguard Intermediate-Term Corporate Bond ETF +	117,483	11,312,438
Vanguard Mortgage-Backed Securities ETF	41,000	2,218,510
Vanguard Total Bond Market ETF	58,485	5,113,344
		78,874,704
International Bond - 9.61%
First Trust Emerging Markets Local Currency Bond ETF	191,000	7,091,830
iShares JP Morgan EM Local Currency Bond ETF +*	146,000	6,536,420
iShares JP Morgan USD Emerging Markets Bond ETF	40,350	4,593,848
		18,222,098
Inverse Bond - 0.64%
ProShares Short 20+ Year Treasury	75,000	1,221,000

Preferred Security - 1.57%
First Trust Preferred Securities and Income ETF +	148,500	2,981,880

Short-Term Bonds- 23.73%
Janus Henderson Short Duration Income ETF	354,150	17,870,409
PIMCO Enhanced Short Maturity Active ETF	153,222	15,647,031
Vanguard Short-Term Inflation-Protected Securities ETF	223,100	11,453,954
		44,971,394

Total Bond Funds (cost $169,341,261)		174,582,195

Equity Funds - 5.63%
Alternative - 1.26%
IQ Merger Arbitrage ETF	72,131	2,391,143

Developed International - 1.64%
Schwab Fundamental International Large Company Index ETF	105,900	3,114,519

Emerging Markets - 0.97%
Invesco FTSE RAFI Emerging Markets ETF	86,000	1,833,520

Global - 0.48%
iShares Global Healthcare ETF	11,900	914,277

Large-Cap Value - 1.28%
JPMorgan US Value Factor ETF +	46,200	1,395,702
Vanguard High Dividend Yield ETF +	11,200	1,019,088
		2,414,790

Total Equity Funds (cost $9,634,233)		10,668,249

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
January 31, 2021

	Principal ($)	Fair Value
U.S. Government and Agency Obligations - 1.14%
Fannie Mae Pool, 3.50%, due 07/01/2032	$ 221,691	$ 240,992
Fannie Mae Pool, 3.50%, due 12/01/2030	98,029	105,163
Fannie Mae Pool, 4.00%, due 02/01/2040	116,408	128,627
Fannie Mae Pool, 4.00%, due 06/01/2041	217,969	241,258
Fannie Mae Pool, 4.00%, due 09/01/2041	181,005	198,681
Fannie Mae Pool, 4.00%, due 10/01/2040	88,481	97,103
Fannie Mae Pool, 4.00%, due 12/01/2041	123,962	136,070
Fannie Mae Pool, 5.00%, due 02/01/2040	131,488	150,885
Fannie Mae Pool, 5.00%, due 11/01/2039	120,388	139,889
Fannie Mae Pool, 5.50%, due 04/01/2040	78,691	90,472
Fannie Mae Pool, 5.50%, due 12/01/2039	65,979	76,606
Fannie Mae Pool, 6.00%, due 12/01/2035	113,730	136,945
Fannie Mae Pool, 6.00%, due 12/01/2038	44,426	52,927
Freddie Mac Gold Pool, 4.50%, due 02/01/2041	106,629	118,795
Freddie Mac Gold Pool, 5.50%, due 06/01/2034	101,769	115,561
Freddie Mac Gold Pool, 6.00%, due 05/01/2037	33,226	39,992
Freddie Mac Gold Pool, 6.50%, due 04/01/2039	43,832	50,788
Government National Mortgage Association, 3.50%, due 07/16/2039	36,529	38,786
Total U.S. Government and Agency Obligations (cost $2,001,698)		2,159,540

	Shares
Money Market Fund - 1.24%
Short-Term Cash - 1.24%
Federated Hermes Government Obligations Fund Institutional Class, 0.01%**	2,354,045	2,354,045
Total Money Market Fund (cost $2,354,045)		2,354,045

Collateral for Securities Loaned - 11.13%
Dreyfus Government Cash Management Institutional Class, 0.03%**	21,104,294	21,104,294
Total Collateral for Securities Loaned (cost $21,104,294)		21,104,294

Total Investments (cost $204,435,531) - 111.24%		$ 210,868,323
Liabilities in Excess of Other Assets - Net - (11.24)%		(21,311,414)
NET ASSETS - 100.00%		$ 189,556,909

+ All or a portion of this security is on loan. Total loaned securities had a value of $20,830,858 at January 31, 2021. The loaned securities were secured with cash collateral of $21,104,294 and non-cash collateral of $166,658. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2021.

EM - Emerging Markets
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
PIMCO - Pacific Investment Management Company
RAFI - Research Affiliates Fundamental Indexation
SPDR - Standard & Poors' Depositary Receipts

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Shelter Fund (Unaudited)
January 31, 2021
	Shares	Fair Value
Equity Funds - 98.35%
Alternative - 5.48%
Innovator S&P 500 Power Buffer ETF - December *	328,500	$ 9,425,191

Developed International - 10.18%
Goldman Sachs ActiveBeta International Equity ETF	273,300	8,660,877
Schwab Fundamental International Large Company Index ETF	301,100	8,855,351
		17,516,228
Emerging Markets - 9.94%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF +	220,000	8,582,200
Invesco FTSE RAFI Emerging Markets ETF	400,000	8,528,000
		17,110,200
Large-Cap Core - 38.16%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF +	302,000	22,680,200
Invesco FTSE RAFI US 1000 ETF	62,300	8,541,953
Invesco Russell 1000 Dynamic Multi-Factor ETF	418,600	17,007,718
John Hancock Multi-Factor Large Cap ETF +	372,000	17,435,640
		65,665,511
Low Volatility Equities - 29.31%
Invesco S&P 500 Low Volatility ETF +	317,100	17,481,723
iShares MSCI EAFE Min Vol Factor ETF	110,000	7,984,900
iShares MSCI Global Min Vol Factor ETF	182,500	17,381,300
iShares MSCI USA Min Vol Factor ETF	115,000	7,593,450
		50,441,373
Small/Mid-Cap Core - 5.28%
Schwab Fundamental U.S. Small Company Index ETF	204,200	9,088,942

Total Equity Funds (cost $167,019,915)		169,247,445

Money Market Fund - 0.53%
Short-Term Cash - 0.53%
Federated Hermes Government Obligations Fund Institutional Class, 0.01%**	913,340	913,340
Total Money Market Fund (cost $913,340)		913,340

Collateral for Securities Loaned - 1.94%
Dreyfus Government Cash Management Institutional Class, 0.03%**	3,336,569	3,336,569
Total Collateral for Securities Loaned (cost $3,336,569)		3,336,569

Total Investments (cost $171,269,824) - 100.82%		$ 173,497,354
Liabilities in Excess of Other Assets - Net - (0.82)%		(1,403,780)
NET ASSETS - 100.00%		$ 172,093,574

+ All or a portion of this security is on loan. Total loaned securities had a value of $3,263,930 at January 31, 2021. The loaned securities were secured with cash collateral of $3,336,569
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2021.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates Fundamental Indexation
S&P - Standard & Poor

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited)

January 31, 2021

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. The Funds are investment companies and accordingly follow the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board” or the “Trustees”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)

January 31, 2021

of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by their Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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January 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2021 for the Funds’ investments measured at fair value:

CLS Global Aggressive Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 169,392,705	$ -	$ -	$ 169,392,705
Collateral for Securities Loaned	47,177,410	-	-	47,177,410
Total	$ 216,570,115	$ -	$ -	$ 216,570,115

CLS Global Diversified Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 427,125,862	$ -	$ -	$ 427,125,862
Money Market Fund	1,038,654	-	-	1,038,654
Collateral for Securities Loaned	28,224,870	-	-	28,224,870
Total	$ 456,389,386	$ -	$ -	$ 456,389,386

CLS Growth and Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 167,271,621	$ -	$ -	$ 167,271,621
Equity Funds	178,764,604	-	-	178,764,604
Money Market Fund	15,819,958	-	-	15,819,958
Collateral for Securities Loaned	26,735,582		-	26,735,582
Total	$ 388,591,765	$ -	$ -	$ 388,591,765

CLS Flexible Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 174,582,195	$ -	$ -	$ 174,582,195
Equity Funds	10,668,249	-	-	10,668,249
U.S. Government & Agency Obligations	-	2,159,540	-	2,159,540
Money Market Fund	2,354,045	-	-	2,354,045
Collateral for Securities Loaned	21,104,294	-	-	21,104,294
Total	$ 208,708,783	$ 2,159,540	$ -	$ 210,868,323

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Schedule of Investments (Unaudited) (Continued)

January 31, 2021

CLS Shelter Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 169,247,445	$ -	$ -	$ 169,247,445
Money Market Fund	913,340	-	-	913,340
Collateral for Securities Loaned	3,336,569	-	-	3,336,569
Total	$ 173,497,354	$ -	$ -	$ 173,497,354

The Funds did not hold any Level 3 securities during the period.

*Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending

The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

The Funds have adopted the disclosure provisions of FASB ASU 2014-11, “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures." ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at January 31, 2021, were as follows:

		Gross	Gross	Net Unrealized
		Gross	Gross	Net
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
CLS Global Aggressive Equity Fund	$ 155,642,949	$ 60,927,166	$ -	$ 60,927,166
CLS Global Diversified Equity Fund	343,536,190	112,853,196	-	112,853,196
CLS Growth and Income Fund	338,999,209	49,942,170	(349,614)	49,592,556
CLS Flexible Income Fund	204,487,797	7,322,254	(941,728)	6,380,526
CLS Shelter Fund	171,269,824	3,382,014	(1,154,484)	2,227,530